SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2015
Minimum
Intangible assets with definite lives
Estimated useful lives	1 year
Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Weighted average
Intangible assets with definite lives
Estimated useful lives	5 years 6 months
Content and software | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year
Content and software | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets with definite lives
Estimated useful lives	5 years
Customer relationships | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Patents and licenses | Minimum
Intangible assets with definite lives
Estimated useful lives	6 years 9 months 18 days
Patents and licenses | Maximum
Intangible assets with definite lives
Estimated useful lives	7 years 1 month 6 days
Non-compete agreements | Minimum
Intangible assets with definite lives
Estimated useful lives	2 years
Non-compete agreements | Maximum
Intangible assets with definite lives
Estimated useful lives	5 years
Trade names and domain names | Minimum
Intangible assets with definite lives
Estimated useful lives	7 years
Trade names and domain names | Maximum
Intangible assets with definite lives
Estimated useful lives	10 years
Workforce
Intangible assets with definite lives
Estimated useful lives	4 years
Other technologies and licenses | Maximum
Intangible assets with definite lives
Estimated useful lives	5 years